INCOME TAXES - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 05, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Income tax rate		25.00%	25.00%	25.00%
Income tax reconciliation percentage of tax holiday exemption		10.99%	4.74%	2.12%
Valuation allowances		¥ 73,189	¥ 68,932	¥ 4,102
Tax loss carry-forward		¥ 45,640
Tax loss carry-forward, limitations on use		The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group.
Unrecognized tax benefits		¥ 240,319	211,064	176,553
Unrecognized tax benefits, interest expense or penalty		0	0
Expiring between 2023 to 2027
Income Taxes [Line Items]
Tax loss carry-forward		¥ 60,128
Shanghai Chuangzhen Software Co., Ltd.
Income Taxes [Line Items]
Income tax reconciliation tax holiday exemption amount			¥ 0	¥ 0
Income tax holiday exemption period			3 years	3 years
Income tax reconciliation percentage of tax holiday exemption			50.00%	50.00%
Hong Kong
Income Taxes [Line Items]
Income tax rate		25.00%
Preferential tax rate		15.00%
Hong Kong | Geerong Yunke Information Technology Co., Ltd
Income Taxes [Line Items]
Preferential tax rate		15.00%
Hong Kong | Geerong Yunke Information Technology Co., Ltd | Minimum
Income Taxes [Line Items]
Entitled preferential income tax rate year		2022
Hong Kong | Geerong Yunke Information Technology Co., Ltd | Maximum
Income Taxes [Line Items]
Entitled preferential income tax rate year		2024
Hong Kong | Jiayin Shuke Information Technology Co., Ltd
Income Taxes [Line Items]
Preferential tax rate		15.00%
Hong Kong | Jiayin Shuke Information Technology Co., Ltd | Minimum
Income Taxes [Line Items]
Entitled preferential income tax rate year		2022
Hong Kong | Jiayin Shuke Information Technology Co., Ltd | Maximum
Income Taxes [Line Items]
Entitled preferential income tax rate year		2024
Hong Kong
Income Taxes [Line Items]
Effective income tax rate till two million		8.25%
Effective income tax rate above two million		16.50%
Mexico
Income Taxes [Line Items]
Income tax rate	30.00%
Indonesia
Income Taxes [Line Items]
Percentage of CIT rate		25
Percentage of Corporate Income Tax adjust		20	22	22
Nigeria
Income Taxes [Line Items]
Percentage of corporate income tax rate for large company		30